Income Taxes - Schedule of Effective Tax Rate for the Continuing Operations and Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing Operations [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Profit/(Loss) before income tax expense	$ 5,960,767	$ (1,610,047)	$ (9,385,293)
Computed tax benefit with statutory tax rate	983,527	(338,110)	(1,970,912)
Over provision of current taxation in respect of prior year	(350,590)
Impact of different tax rates in other jurisdictions	(954,146)	(52,799)	(96,669)
Impact of preferred tax rate	(14,854)
Changes in valuation allowance	315	485,856	2,323,386
Total income tax expense	(335,748)	94,947	255,805
Discontinued Operations [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Profit/(Loss) before income tax expense		(21,946)	(712,414)
Computed tax benefit with statutory tax rate		(4,608)	(149,606)
Impact of different tax rates in other jurisdictions		(988)	(32,059)
Effect of preferred tax rate		3,621	117,548
Changes in valuation allowance		1,975	64,117
Total income tax expense